Supplement to the
Fidelity® Dynamic Buffered Equity ETF
April 5, 2024
Summary Prospectus

Mitch Livstone no longer serves as Co-Portfolio Manager of the fund.
UBU-SUSTK-0425-100 1.9919853.100	April 1, 2025